UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series

September 30, 2011 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--38.4%	of Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
11/23/11	0.02	49,825,000		49,823,533
11/25/11	0.02	13,416,000		13,415,590
3/7/12	0.08	58,000,000		57,979,635
Federal Home Loan Mortgage Corp.:
10/18/11	0.19	10,000,000	a	9,999,126
10/24/11	0.11	25,000,000	a	24,998,243
11/28/11	0.13	50,000,000	a	49,989,528
Federal National Mortgage Association:
10/3/11	0.30	50,000,000	a,b	49,988,166
10/17/11	0.21	15,000,000	a	15,030,979
10/26/11	0.10	30,000,000	a	29,998,021
12/14/11	0.14	25,000,000	a	24,992,806
Total U.S. Government Agencies
(cost $326,215,627)				326,215,627

U.S. Treasury Notes--3.0%
11/15/11	0.29	15,000,000		15,026,777
2/29/12	0.28	10,000,000		10,024,313
Total U.S. Treasury Notes
( cost $25,051,090)				25,051,090

Repurchase Agreements--58.5%
Credit Agricole Securities (USA) Inc.
dated 9/30/11, due 10/3/11 in the amount of
$70,000,292 (fully collateralized by $70,938,600 U.S.
Treasury Notes, 0.63%, due 1/31/13, value $71,400,056)	0.05	70,000,000		70,000,000
Deutsche Bank Securities Inc.
dated 9/30/11, due 10/3/11 in the amount of
$100,000,250 (fully collateralized by $37,959,300
U.S. Treasury Notes, 2.75%, due 2/28/13, value
$39,384,159 and $115,496,117 U.S. Treasury Strips,
due 5/15/26-2/15/39, value $62,615,841)	0.03	100,000,000		100,000,000
Goldman, Sachs & Co.
dated 9/30/11, due 10/3/11 in the amount of
$52,000,043 (fully collateralized by $47,992,800 U.S.
Treasury Notes, 2.13%-3.25%, due 2/29/16-7/31/16,
value $53,040,000)	0.01	52,000,000		52,000,000
JPMorgan Chase & Co.
dated 9/30/11, due 10/3/11 in the amount of
$115,000,096 (fully collateralized by $116,700,000
U.S. Treasury Bonds, 1.50%, due 8/31/18, value
$117,300,569)	0.01	115,000,000		115,000,000
Merrill Lynch & Co. Inc.
dated 9/30/11, due 10/3/11 in the amount of
$60,000,100 (fully collateralized by $46,237,900 U.S.

Treasury Bonds, 4.63%, due 2/15/40, value $61,200,080)	0.02	60,000,000	60,000,000
Morgan Stanley
dated 9/30/11, due 10/3/11 in the amount of
$100,000,167 (fully collateralized by $100,847,000
U.S. Treasury Notes, 0.38%-1.38%, due
4/15/12-9/30/12, value $102,000,044)	0.02	100,000,000	100,000,000
Total Repurchase Agreements
(cost $497,000,000)			497,000,000
Total Investments (cost $848,266,717)		99.9%	848,266,717
Cash and Receivables (Net)		.1%	805,462
Net Assets		100.0%	849,072,179

a The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Variable rate security--interest rate subject to periodic change.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	848,266,717
Level 3 - Significant Unobservable Inputs	-
Total	848,266,717

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series

September 30, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--16.4%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.32%, 12/20/11	50,000,000		50,000,000
Barclays Bank
0.62% - 0.64%, 10/3/11 - 10/26/11	60,000,000	a	60,000,000
BNP Paribas (Yankee)
0.44%, 11/7/11	50,000,000		50,000,000
Nordea Bank Finland (Yankee)
0.30%, 12/22/11	50,000,000		50,000,000
Rabobank Nederland (Yankee)
0.51%, 2/16/12	50,000,000		50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $260,000,000)			260,000,000
Commercial Paper--13.9%
Bank of Nova Scotia
0.01%, 10/3/11	60,000,000		59,999,967
JPMorgan Chase & Co.
0.01%, 10/3/11	50,000,000		49,999,972
Mizuho Funding LLC
0.20%, 10/14/11	60,000,000	b	59,995,667
Societe Generale N.A. Inc.
0.40%, 11/14/11	50,000,000		49,975,556
Total Commercial Paper
(cost $219,971,162)			219,971,162
Asset-Backed Commercial Paper--3.8%
Grampian Funding LLC
0.27%, 10/17/11
(cost $59,992,800)	60,000,000	[b]	59,992,800
Time Deposits--23.8%
Bank of Tokyo-Mitsubishi Ltd. (Grand Cayman)
0.05%, 10/3/11	20,000,000		20,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.01%, 10/3/11	65,000,000		65,000,000
Credit Suisse (Grand Cayman)
0.01%, 10/3/11	65,000,000		65,000,000
DnB NOR Bank ASA (Grand Cayman)
0.04%, 10/3/11	65,000,000		65,000,000
KBC Bank (Grand Cayman)
0.01%, 10/3/11	34,000,000		34,000,000
National Australia Bank (Grand Cayman)
0.01%, 10/3/11	65,000,000		65,000,000
Royal Bank of Canada (Grand Cayman)
0.01%, 10/3/11	65,000,000		65,000,000
Total Time Deposits
(cost $379,000,000)			379,000,000
U.S. Government Agencies--18.5%

Federal Home Loan Bank
0.01%, 12/2/11	75,000,000		74,999,354
Federal Home Loan Mortgage Corp.
0.01%, 12/7/11	118,500,000	c	118,498,897
Federal National Mortgage Association
0.30%-0.40%, 10/3/11-2/1/13	100,000,000	a,c	99,990,533
Total U.S. Government Agencies
(cost $293,488,784)			293,488,784
U.S. Treasury Bills--14.0%
0.005% - 0.03%, 10/13/11 - 12/29/11
(cost $221,997,605)	222,000,000		221,997,605
Repurchase Agreements--9.5%
HSBC USA Inc.
0.04%, dated 9/30/11, due 10/3/11 in the amount of
$70,000,233 (fully collateralized by $168,086,000
$U.S. Treasury Strips, due 5/15/38-11/15/39, value
71,400,180)	70,000,000		70,000,000
RBS Securities, Inc.
0.07%, dated 9/30/11, due 10/3/11 in the amount of
$80,000,467 (fully collateralized by $62,945,000 U.S.
Treasury Bonds, 4.50%, due 8/15/39, value $81,602,218)	80,000,000		80,000,000
Total Repurchase Agreements
(cost $150,000,000)			150,000,000
Total Investments (cost $1,584,450,351)	99.9%		1,584,450,351
Cash and Receivables (Net)	.1%		986,939
Net Assets	100.0%		1,585,437,290

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $119,988,467 or 7.6% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,584,450,351
Level 3 - Significant Unobservable Inputs	-
Total	1,584,450,351

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)